UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Ste. 255 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

William M. Thomas One Ferry Building Ste. 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-415-677-5870

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report   October 31, 2009

Grail Advisors Actively Managed ETFs

Grail American Beacon Large Cap Value ETF

RP Growth ETF

RP Focused Large Cap Growth ETF

RP Technology ETF

RP Financials ETF

www.grailadvisors.com  1-415-677-5870

DEAR FELLOW SHAREHOLDERS,

First, let me say how pleased I am to welcome you to Grail Advisors, and to the exciting new world of actively-managed Exchange-Traded Funds ("ETFs"). You are part of a growing number of individuals and institutions who have entrusted us to manage a portion of their savings.

Since the first ETF—the Standard and Poor's Depository Receipt Trust—hit the market in 1993, the interest for these mutual fund alternatives has grown exponentially. And why not? ETFs are easy to buy, tax-efficient, and totally transparent in that they disclose the list of securities they're invested in every day. The funds, which have generally been created to passively track a particular industry or market index, enable investors to trade a portfolio of stocks with a single investment as easily as if they were buying an individual stock.

But as the demand for ETFs as building blocks in multi-asset portfolios grew, so too did the opportunity for smart product development in the space. Grail Advisors came together with the express objective of launching the industry's first, true actively-managed ETFs. This evolutionary leap in the management of these funds relied on our team's broad depth of industry knowledge and years of investment product development experience.

The first result of our efforts was the launch of Grail American Beacon Large Cap Value ETF (ticker GVT) in May of this year. Sub-advised by American Beacon Advisors, Inc., the fund represents the industry's first actively-managed ETF in the equity space using traditional active management from a leading asset management firm. More than that, GVT quickly and effectively narrowed the gap between large and small investors, as it allowed retail investors easy access to an institutional strategy and offered a cost-efficient alternative for an institutional asset manager to launch its strategy.

In October, Grail Advisors ETF Trust was greatly enhanced with the launch of four actively-managed ETFs sub-advised by RiverPark Advisors, LLC—RP Growth ETF (ticker RPX), RP Focused Large Cap Growth ETF (ticker RWG), RP Technology ETF (ticker RPQ), and RP Financials ETF (ticker RFF). The new offerings represent the industry's first actively-managed ETFs in the equity space utilizing a single-manager approach.

While the operating history of all the Grail Advisors ETFs is relatively brief, I hope you'll take a few minutes to inspect the commentary included in the following pages. I think you'll find each of the portfolio managers has a discipline that's easily explainable and consistently applied, and each is willing to stick to his or her approach regardless of market movements and trends. We believe these characteristics will ultimately distinguish these managers across the long term.

I firmly believe the Grail Advisors Actively Managed ETFs have the potential to literally re-shape the face of managed investments by delivering transparency, efficiency, and access to a best-of-breed product. We're already seeing an increasing number of investment managers coming to the realization that the full disclosure and transparency of ETFs is a competitive advantage in today's marketplace. To that end, we expect to develop a full suite of active ETFs—both single manager and multi-manager—with a good number of perceptive investment firms.

Our goal from the outset was to bring traditional, active fund management to the ETF marketplace. That day has come, and all of us at Grail Advisors are extremely grateful for your willingness to come along with us, especially in these remarkably difficult times. We thank you for your support.

William M. Thomas
Chief Executive Officer, Grail Advisors

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS

Grail American Beacon Large Cap Value ETF – GVT

The Grail American Beacon Large Cap Value ETF gained 21.32% from its inception on 5/1/09 through 10/31/09. The ETF outperformed the Russell 1000 Value Index, which gained 20.21%. The ETF's top five performers were consumer and small business bank Bank of America Corp., mortgage and long-term care insurance provider Genworth Financial, Inc., investment bank JPMorgan Chase & Co., financial services company Wells Fargo & Co. and technology leader Apple, Inc. The ETF's bottom five performers were electricity provider FPL Group, Inc., financial services holding company Synovus Financial Corp., mobile device maker Nokia OYJ, and financial services companies KeyCorp and Mitsubishi UFJ Financial Group, Inc.

Top 10 Holdings

Security	Percentage of Net Assets
ConocoPhillips	3.71%
JPMorgan Chase & Co.	3.29%
Bank of America Corp.	2.79%
International Business Machines Corp.	2.42%
Eli Lilly & Co.	1.98%
Vodafone Group PLC ADR	1.86%
Wells Fargo & Co.	1.84%
Home Depot, Inc.	1.73%
Boeing Co.	1.65%
Safeway, Inc.	1.65%

Sector Allocations

Sector	Percentage of Net Assets
Financials	21.48%
Information Technology	13.82%
Industrials	13.20%
Consumer Staples	10.15%
Health Care	9.80%
Energy	9.28%
Consumer Discretionary	9.12%
Utilities	4.90%
Telecommunication Services	2.83%
Materials	2.58%
Total Investments	97.16%
Other Assets in Excess of Liabilities	2.84%
Net Assets	100.00%

The Hypothetical Growth of a $10,000 Investment chart is omitted as the Fund had fewer than six months of operating history at October 31, 2009.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS

RP Growth ETF – RPX

The RP Growth ETF gained 0.48% from its inception on 10/2/09 through the end of the month, 10/31/09. The ETF's performance lagged the performance of the S&P 500 Index which gained 0.74%. The ETF's top five performers were internet retailer Amazon.com, Inc., casual apparel retailer J. Crew Group, Inc., payment processor MasterCard, Inc., internet advertiser Google, Inc. and ratings agency Moody's Corp. The ETF's bottom five performers were smart phone vendor Research In Motion Ltd., bio engineered seed company Monsanto Co., for-profit education company Apollo Group, Inc., gaming company Wynn Resorts Ltd. and cruise line company Carnival Corp.

Top 10 Holdings

Security	Percentage of Net Assets
Dollar Tree, Inc.	2.30%
Apple, Inc.	2.23%
McDonald's Corp.	2.18%
MasterCard, Inc. Class A	2.16%
CME Group, Inc.	2.16%
QUALCOMM, Inc.	2.15%
Target Corp.	2.06%
American Tower Corp. Class A	2.01%
Paychex, Inc.	2.00%
XTO Energy, Inc.	2.00%

Sector Allocations

Sector	Percentage of Net Assets
Consumer Discretionary	29.35%
Information Technology	22.90%
Financials	17.39%
Industrials	8.17%
Health Care	5.71%
Energy	5.31%
Telecommunication Services	3.88%
Materials	3.41%
Consumer Staples	1.51%
Utilities	1.02%
Total Investments	98.65%
Other Assets in Excess of Liabilities	1.35%
Net Assets	100.00%

The Hypothetical Growth of a $10,000 Investment chart is omitted as the Fund had fewer than six months of operating history at October 31, 2009.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS

RP Focused Large Cap Growth ETF – RWG

The RP Focused Large Cap Growth ETF gained 0.36% from its inception on 10/2/09 through the end of the month, 10/31/09. The ETF's performance lagged the performance of the Russell 1000 Growth Index which gained 1.05%. The ETF's top five performers were internet advertiser Google, Inc., payment processor Visa, Inc., credit card company American Express Co., pharmacy benefits management company Express Scripts, Inc. and technology leader Apple, Inc. The ETF's bottom five performers were bio engineered seed company Monsanto Co., bank trust firm Northern Trust Corp., bio pharmaceutical company Gilead Sciences, Inc., investment bank Goldman Sachs Group, Inc. and freight forwarding firm Expeditors International of Washington, Inc.

Top 10 Holdings

Security	Percentage of Net Assets
Express Scripts, Inc.	6.18%
Apple, Inc.	6.07%
Google, Inc. Class A	5.89%
PepsiCo, Inc.	5.64%
Berkshire Hathaway, Inc. Class B	5.50%
Gilead Sciences, Inc.	5.48%
Visa, Inc. Class A	5.43%
Monsanto Co.	5.06%
Cognizant Technology Solutions Corp. Class A	4.92%
QUALCOMM, Inc.	4.52%

Sector Allocations

Sector	Percentage of Net Assets
Information Technology	36.91%
Health Care	15.04%
Financials	13.33%
Materials	8.86%
Consumer Staples	8.28%
Industrials	3.64%
Energy	2.34%
Consumer Discretionary	2.29%
Short Term Investment	9.24%
Total Investments	99.93%
Other Assets in Excess of Liabilities	0.07%
Net Assets	100.00%

The Hypothetical Growth of a $10,000 Investment chart is omitted as the Fund had fewer than six months of operating history at October 31, 2009.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS

RP Technology ETF – RPQ

The RP Technology ETF gained 0.52% from its inception on 10/2/09 through the end of the month, 10/31/09. This compared positively to the NASDAQ Composite's loss of 0.57%. The fund's top five performers were internet retailer Amazon.com, Inc., internet advertiser Google, Inc., consumer electronics technology licensor Dolby Laboratories, Inc., payment processor MasterCard, Inc., and financial index creator MSCI, Inc. The fund's bottom five performers were smartphone vendor Research In Motion Ltd., videogame producer Activision Blizzard, Inc., retail point of sale computer maker MICROS Systems, Inc., online broker Charles Schwab Corp. and network management software company SolarWinds, Inc.

Top 10 Holdings

Security	Percentage of Net Assets
QUALCOMM, Inc.	3.53%
EMC Corp.	3.38%
Apple, Inc.	3.29%
Research in Motion Ltd.	3.25%
Google, Inc. Class A	3.25%
Oracle Corp.	3.02%
Paychex, Inc.	2.92%
Verizon Communications, Inc.	2.92%
Solera Holdings, Inc.	2.84%
International Business Machines Corp.	2.76%

Sector Allocations

Sector	Percentage of Net Assets
Information Technology	64.29%
Financials	7.84%
Consumer Discretionary	7.23%
Telecommunication Services	5.50%
Industrials	4.30%
Utilities	1.97%
Health Care	1.89%
Short Term Investment	5.09%
Total Investments	98.11%
Other Assets in Excess of Liabilities	1.89%
Net Assets	100.00%

The Hypothetical Growth of a $10,000 Investment chart is omitted as the Fund had fewer than six months of operating history at October 31, 2009.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS

RP Financials ETF – RFF

The RP Financials ETF performance was flat from its inception on 10/2/09 through the end of the month, 10/31/09. The ETF's performance compared positively to the performance of the S&P 500 Financials Index which declined 1.68%. The ETF's top five performers were regional bank US Bancorp, payments processor firms MasterCard, Inc. and Visa, Inc., ratings agency Moody's Corp. and financial index creator MSCI, Inc. The ETF's bottom five performers were bank trust firm Northern Trust Corp., trust bank State Street Corp., online broker Charles Schwab Corp., financial service providers Alliance Data Systems Corp. and Interactive Brokers Group, Inc.

Top 10 Holdings

Security	Percentage of Net Assets
MasterCard, Inc. Class A	3.72%
Goldman Sachs Group, Inc.	3.43%
Berkshire Hathaway, Inc. Class B	3.42%
JPMorgan Chase & Co.	3.25%
US Bancorp	3.24%
Charles Schwab Corp.	3.15%
American Express Co.	3.07%
CME Group, Inc.	2.98%
Wells Fargo & Co.	2.91%
Visa, Inc. Class A	2.73%

Sector Allocations

Sector	Percentage of Net Assets
Financials	84.18%
Information Technology	12.11%
Short Term Investment	3.17%
Total Investments	99.46%
Other Assets in Excess of Liabilities	0.54%
Net Assets	100.00%

The Hypothetical Growth of a $10,000 Investment chart is omitted as the Fund had fewer than six months of operating history at October 31, 2009.

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com.

SHAREHOLDER EXPENSE EXAMPLES

As a shareholder of a Grail Advisors Actively Managed ETF, you incur two types of costs—(1) transaction costs and (2) ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held from commencement of operations to October 31, 2009.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid Since Inception Through 10/31/2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value At Inception	Ending Account Value 10/31/2009	Annualized Expense Ratios for the Period Since Inception*	Expenses Paid Since Inception Through 10/31/2009
Grail American Beacon Large Cap Value ETF[1]
Actual	$1,000.00	$1,216.73	0.79%	$4.41	†
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.79%	$4.02
RP Growth ETF[2]
Actual	$1,000.00	$1,029.44	0.89%	$4.55	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
RP Focused Large Cap Growth ETF[2]
Actual	$1,000.00	$1,022.08	0.89%	$4.54	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
RP Technology ETF[2]
Actual	$1,000.00	$1,031.89	0.89%	$4.56	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
RP Financials ETF[2]
Actual	$1,000.00	$1,000.00	0.89%	$4.49	†
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53

* Expense ratios reflect expense caps from the date the fund commenced operations through October 31, 2009.

1 Fund commenced operations May 1, 2009.

2 Fund commenced operations October 2, 2009.

† Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 184/365 (to reflect the one-half year period).

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS (UNAUDITED)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from the inception date of such Fund through October 31, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to Net Asset Value			Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Basis Point Differential	Number of Days	Percentage of Total Days
Grail American Beacon Large Cap Value ETF
May 4, 2009 - October 31, 2009	0	12	28.57%
	1-49	26	61.91%	1-49	82	96.47%
	50-99	1	2.38%	50-99	2	2.35%
	100-199	1	2.38%	100-199	0	0.00%
	>200	2	4.76%	>200	1	1.18%
	Total	42	100.00%	Total	85	100.00%
RP Growth ETF
October 2, 2009 - October 31, 2009	0	0	0.00%
	1-49	21	100.00%	1-49	0	0.00%
	50-99	0	0.00%	50-99	0	0.00%
	100-199	0	0.00%	100-199	0	0.00%
	>200	0	0.00%	>200	0	0.00%
	Total	21	100.00%	Total	0	0.00%

	Market Price Above or Equal to Net Asset Value			Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Basis Point Differential	Number of Days	Percentage of Total Days
RP Focused Large Cap Growth ETF
October 2, 2009 - October 31, 2009	0	1	6.25%
	1-49	14	87.50%	1-49	5	100.00%
	50-99	1	6.25%	50-99	0	0.00%
	100-199	0	0.00%	100-199	0	0.00%
	>200	0	0.00%	>200	0	0.00%
	Total	16	100.00%	Total	5	100.00%
RP Technology ETF
October 2, 2009 - October 31, 2009	0	1	5.56%
	1-49	17	94.44%	1-49	3	100.00%
	50-99	0	0.00%	50-99	0	0.00%
	100-199	0	0.00%	100-199	0	0.00%
	>200	0	0.00%	>200	0	0.00%
	Total	18	100.00%	Total	3	100.00%
RP Financials ETF
October 2, 2009 - October 31, 2009	0	2	9.52%
	1-49	19	90.48%	1-49	0	0.00%
	50-99	0	0.00%	50-99	0	0.00%
	100-199	0	0.00%	100-199	0	0.00%
	>200	0	0.00%	>200	0	0.00%
	Total	21	100.00%	Total	0	0.00%

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009

Investments	Shares	Value
COMMON STOCKS—97.2%
Automobiles & Components—0.5%
Gentex Corp.	964	$15,434
Banks—7.1%
Banco Santander SA(a)	1,249	20,059
Comerica, Inc.	195	5,411
KeyCorp	1,585	8,543
M&T Bank Corp.	381	23,946
Mitsubishi UFJ Financial Group, Inc.(a)	3,932	20,879
PNC Financial Services Group, Inc.	781	38,222
SunTrust Banks, Inc.	274	5,236
Synovus Financial Corp.	3,134	6,957
U.S. Bancorp	797	18,506
Wells Fargo & Co.	2,020	55,590
Zions Bancorporation	885	12,532
Total Banks		215,881
Capital Goods—12.1%
3M Co.	349	25,676
Boeing Co.	1,050	50,190
Caterpillar, Inc.	199	10,957
Cummins, Inc.	457	19,678
Deere & Co.	514	23,413
Eaton Corp.	180	10,881
Empresa Brasileira de Aeronautica SA(a)*	630	12,758
General Electric Co.	1,618	23,073
Honeywell International, Inc.	857	30,758
Lockheed Martin Corp.	270	18,573
Northrop Grumman Corp.	982	49,228
PACCAR, Inc.	592	22,147
Raytheon Co.	638	28,889
Textron, Inc.	683	12,144
Tyco International Ltd.	539	18,083
United Technologies Corp.	165	10,139
Total Capital Goods		366,587
Consumer Durables & Apparel—1.2%
Fortune Brands, Inc.	206	8,024
Polo Ralph Lauren Corp.	363	27,014
Total Consumer Durables & Apparel		35,038
Consumer Services—1.3%
Carnival Corp.	348	10,134
McDonald's Corp.	487	28,543
Total Consumer Services		38,677
Diversified Financials—8.4%
American Express Co.	311	10,835
Bank of America Corp.	5,813	84,754
Bank of New York Mellon Corp.	309	8,238
Charles Schwab Corp.	845	14,652
Citigroup, Inc.*	4,644	18,994
JPMorgan Chase & Co.	2,394	99,997

Investments	Shares	Value
Morgan Stanley	462	$14,839
State Street Corp.	70	2,939
Total Diversified Financials		255,248
Energy—9.3%
Chevron Corp.	538	41,179
ConocoPhillips	2,247	112,754
Devon Energy Corp.	518	33,520
Exxon Mobil Corp.	419	30,030
Royal Dutch Shell PLC(a)	777	45,190
Weatherford International Ltd.*	1,074	18,827
Total Energy		281,500
Food & Staples Retailing—2.1%
Safeway, Inc.	2,245	50,131
Wal-Mart Stores, Inc.	251	12,470
Total Food & Staples Retailing		62,601
Food, Beverage & Tobacco—6.9%
Coca-Cola Co.	159	8,476
ConAgra Foods, Inc.	1,254	26,334
Diageo PLC(a)	377	24,513
Hershey Co.	582	21,994
H.J. Heinz Co.	279	11,227
Kellogg Co.	542	27,935
Kraft Foods, Inc. Class A	339	9,329
Lorillard, Inc.	137	10,648
PepsiCo, Inc.	209	12,655
Philip Morris International, Inc.	652	30,879
Unilever NV	821	25,361
Total Food, Beverage & Tobacco		209,351
Health Care Equipment & Services—3.6%
Baxter International, Inc.	508	27,462
Cigna Corp.	877	24,416
Hospira, Inc.*	515	22,990
UnitedHealth Group, Inc.	438	11,366
Universal Health Services, Inc. Class B	293	16,305
Zimmer Holdings, Inc.*	150	7,886
Total Health Care Equipment & Services		110,425
Household & Personal Products—1.2%
L'Oreal SA(a)	1,198	24,451
Procter & Gamble Co.	199	11,542
Total Household & Personal Products		35,993
Insurance—6.0%
ACE Ltd.*	568	29,172
Aflac, Inc.	411	17,052
Allstate Corp.	553	16,352
Genworth Financial, Inc. Class A*	1,254	13,317
Hartford Financial Services Group, Inc.	448	10,985
Lincoln National Corp.	340	8,102

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2009

Investments	Shares	Value
Insurance—6.0% (continued)
MetLife, Inc.	763	$25,965
Prudential Financial, Inc.	203	9,182
Travelers Cos, Inc.	664	33,061
XL Capital Ltd. Class A	1,062	17,427
Total Insurance		180,615
Materials—2.6%
Air Products & Chemicals, Inc.	486	37,485
Alcoa, Inc.	399	4,956
Dow Chemical Co.	508	11,928
E.I. Du Pont de Nemours & Co.	319	10,151
PPG Industries, Inc.	253	14,277
Total Materials		78,797
Media—2.0%
CBS Corp. Class B(b)	546	6,426
Comcast Corp. Class A*	905	12,688
Interpublic Group of Cos., Inc.*	1,514	9,114
Time Warner Cable, Inc.*	313	12,345
Walt Disney Co.	717	19,624
Total Media		60,197
Pharmaceuticals, Biotechnology & Life Sciences—6.1%
Amgen, Inc.*	219	11,767
Bristol-Myers Squibb Co.	866	18,879
Eli Lilly & Co.	1,766	60,062
Johnson & Johnson	470	27,754
Merck & Co., Inc.	695	21,496
Pfizer, Inc.	2,129	36,257
Schering-Plough Corp.	367	10,349
Total Pharmaceuticals, Biotechnology & Life Sciences		186,564
Retailing—4.2%
Gap, Inc.	370	7,896
Home Depot, Inc.	2,093	52,513
JC Penney Co., Inc.	1,033	34,223
Limited Brands, Inc.	702	12,355
Target Corp.	419	20,292
Total Retailing		127,279
Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	857	16,377
Texas Instruments, Inc.	886	20,777
Total Semiconductors & Semiconductor Equipment		37,154
Software & Services—4.8%
Accenture PLC Class A	143	5,302
Adobe Systems, Inc.*	760	25,034
CA, Inc.	1,753	36,673
eBay, Inc.*	328	7,305

Investments	Shares	Value
Microsoft Corp.	929	$25,761
Oracle Corp.	2,124	44,816
Total Software & Services		144,891
Technology Hardware & Equipment—7.8%
Apple, Inc.*	220	41,470
Dell, Inc.*	807	11,693
EMC Corp.*	1,797	29,597
Hewlett-Packard Co.	867	41,148
International Business Machines Corp.	608	73,331
Molex, Inc. Class A	842	13,935
Nokia OYJ(a)	234	2,951
Tyco Electronics Ltd.	1,077	22,886
Total Technology Hardware & Equipment		237,011
Telecommunication Services—2.8%
AT&T, Inc.	754	19,355
Verizon Communications, Inc.	339	10,031
Vodafone Group PLC(a)	2,542	56,407
Total Telecommunication Services		85,793
Transportation—1.1%
Burlington Northern Santa Fe Corp.	123	9,264
FedEx Corp.	348	25,296
Total Transportation		34,560
Utilities—4.9%
Dominion Resources, Inc.	788	26,863
Edison International	459	14,605
Entergy Corp.	129	9,897
Exelon Corp.	547	25,687
FPL Group, Inc.	797	39,133
Public Service Enterprise Group, Inc.	438	13,052
Questar Corp.	484	19,283
Total Utilities		148,520
Total Investments—97.2% (Cost $2,804,680)		2,948,116
Other Assets in Excess of Liabilities—2.8%		85,722
Net Assets—100.0%		$3,033,838

* Non–income producing security.

(a) American Depositary Receipts.

(b) Non-voting Shares.

The accompanying notes are an integral part of these financial statements.

RP GROWTH ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009

Investments	Shares	Value
COMMON STOCKS—98.6%
Aerospace & Defense—0.9%
Precision Castparts Corp.	246	$23,500
Air Freight & Logistics—2.8%
CH Robinson Worldwide, Inc.	432	23,808
Expeditors International of Washington, Inc.	712	22,941
United Parcel Service, Inc.	442	23,727
Total Air Freight & Logistics		70,476
Capital Markets—7.4%
Charles Schwab Corp.	2,610	45,257
Goldman Sachs Group, Inc.	266	45,266
Stifel Financial Corp.*	456	23,694
T. Rowe Price Group, Inc.	684	33,331
TD Ameritrade Holding Corp.*	1,944	37,519
Total Capital Markets		185,067
Chemicals—3.4%
Ecolab, Inc.	856	37,630
Monsanto Co.	714	47,967
Total Chemicals		85,597
Commercial Services & Supplies—3.5%
Iron Mountain, Inc.*	1,913	46,735
Stericycle, Inc.*	774	40,534
Total Commercial Services & Supplies		87,269
Communications Equipment—6.9%
Cisco Systems, Inc.*	1,062	24,267
Juniper Networks, Inc.*	1,880	47,959
QUALCOMM, Inc.	1,302	53,916
Research In Motion Ltd.*	816	47,924
Total Communications Equipment		174,066
Computers & Peripherals—4.0%
Apple, Inc.*	297	55,984
EMC Corp.*	2,782	45,820
Total Computers & Peripherals		101,804
Construction & Engineering—0.9%
Quanta Services, Inc.*	1,130	23,956
Consumer Finance—1.8%
American Express Co.	1,288	44,874
Diversified Consumer Services—2.2%
Apollo Group, Inc. Class A*	340	19,414
Strayer Education, Inc.	172	34,911
Total Diversified Consumer Services		54,325

Investments	Shares	Value
Diversified Financial Services—6.3%
CME Group, Inc.	179	$54,167
IntercontinentalExchange, Inc.*	386	38,673
JPMorgan Chase & Co.	856	35,755
Moody's Corp.	1,222	28,937
Total Diversified Financial Services		157,532
Electric Utilities—1.0%
ITC Holdings Corp.	579	25,719
Energy Equipment & Services—1.3%
Schlumberger Ltd.	528	32,842
Food & Staples Retailing—1.5%
Costco Wholesale Corp.	666	37,862
Health Care Equipment & Supplies—2.1%
Edwards Lifesciences Corp.*	366	28,160
Intuitive Surgical, Inc.*	96	23,650
Total Health Care Equipment & Supplies		51,810
Health Care Providers & Services—3.6%
Express Scripts, Inc.*	484	38,681
Laboratory Corp. of America Holdings*	380	26,178
Quest Diagnostics, Inc.	480	26,846
Total Health Care Providers & Services		91,705
Hotels, Restaurants & Leisure—8.9%
Burger King Holdings, Inc.	1,422	24,402
Carnival Corp.	1,495	43,534
McDonald's Corp.	935	54,800
Penn National Gaming, Inc.*	1,130	28,397
Vail Resorts, Inc.*	1,399	48,182
Wynn Resorts Ltd.*	440	23,857
Total Hotels, Restaurants & Leisure		223,172
Household Durables—1.3%
Toll Brothers, Inc.*	1,920	33,254
Insurance—1.0%
Berkshire Hathaway, Inc. Class B*	8	26,264
Internet & Catalog Retail—2.6%
Amazon.com, Inc.*	296	35,167
priceline.com, Inc.*	188	29,664
Total Internet & Catalog Retail		64,831
Internet Software & Services—3.4%
Equinix, Inc.*	544	46,414
Google, Inc. Class A*	74	39,673
Total Internet Software & Services		86,087

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2009

Investments	Shares	Value
IT Services—5.5%
MasterCard, Inc. Class A	248	$54,317
Paychex, Inc.	1,775	50,428
Visa, Inc. Class A	452	34,244
Total IT Services		138,989
Media—3.6%
Discovery Communications, Inc. Class A*	1,730	47,575
Walt Disney Co.	1,548	42,369
Total Media		89,944
Multiline Retail—4.4%
Dollar Tree, Inc.*	1,277	57,631
Target Corp.	1,072	51,917
Total Multiline Retail		109,548
Oil, Gas & Consumable Fuels—4.0%
Southwestern Energy Co.*	586	25,538
Ultra Petroleum Corp.*	510	24,760
XTO Energy, Inc.	1,210	50,287
Total Oil, Gas & Consumable Fuels		100,585
Real Estate Investment Trusts—0.9%
Vornado Realty Trust	388	23,109
Software—3.0%
Electronic Arts, Inc.*	2,001	36,498
Oracle Corp.	1,800	37,980
Total Software		74,478
Specialty Retail—4.0%
GameStop Corp. Class A*	1,329	32,281
J. Crew Group, Inc.*	698	28,464
Lowe's Cos, Inc.	2,030	39,727
Total Specialty Retail		100,472
Textiles, Apparel & Luxury Goods—2.5%
Coach, Inc.	1,140	37,586
Polo Ralph Lauren Corp.	326	24,261
Total Textiles, Apparel & Luxury Goods		61,847
Wireless Telecommunication Services—3.9%
American Tower Corp. Class A*	1,374	50,591
SBA Communications Corp.*	1,659	46,800
Total Wireless Telecommunication Services		97,391
Total Investments—98.6% (Cost $2,474,498)		2,478,375
Other Assets in Excess of Liabilities—1.4%		34,200
Net Assets—100.0%		$2,512,575

* Non–income producing security.

The accompanying notes are an integral part of these financial statements.

RP FOCUSED LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009

Investments	Shares	Value
COMMON STOCKS—90.7%
Air Freight & Logistics—3.6%
Expeditors International of Washington, Inc.	2,838	$91,440
Beverages—5.7%
PepsiCo, Inc.	2,339	141,626
Biotechnology—5.5%
Gilead Sciences, Inc.*	3,232	137,522
Capital Markets—7.8%
Goldman Sachs Group, Inc.	652	110,951
Northern Trust Corp.	1,704	85,626
Total Capital Markets		196,577
Chemicals—8.9%
Ecolab, Inc.	2,166	95,217
Monsanto Co.	1,890	126,970
Total Chemicals		222,187
Communications Equipment—4.5%
QUALCOMM, Inc.	2,734	113,215
Computers & Peripherals—9.4%
Apple, Inc.*	808	152,308
EMC Corp.*	5,106	84,096
Total Computers & Peripherals		236,404
Energy Equipment & Services—2.3%
National Oilwell Varco, Inc.*	1,430	58,616
Food & Staples Retailing—2.6%
Whole Foods Market, Inc.*	2,060	66,044
Health Care Equipment & Supplies—3.4%
Varian Medical Systems, Inc.*	2,076	85,074
Health Care Providers & Services—6.2%
Express Scripts, Inc.*	1,938	154,885
Insurance—5.5%
Berkshire Hathaway, Inc. Class B*	42	137,886
Internet Software & Services—5.9%
Google, Inc. Class A*	276	147,969
IT Services—17.1%
Cognizant Technology Solutions Corp. Class A*	3,196	123,525
Paychex, Inc.	3,454	98,128
Visa, Inc. Class A	1,800	136,368
Western Union Co.	3,880	70,500
Total IT Services		428,521

Investments	Shares	Value
Specialty Retail—2.3%
Lowe's Companies, Inc.	2,942	$57,575
TOTAL COMMON STOCKS (Cost $2,276,142)		2,275,541
SHORT TERM INVESTMENT—9.2%
Bank Deposit—9.2%
Bank of New York Cash Reserve 0.05% (Cost $231,761)	231,761	231,761
Total Investments—99.9% (Cost $2,507,903)		2,507,302
Other Assets in Excess of Liabilities—0.1%		1,835
Net Assets—100.0%		$2,509,137

* Non–income producing security

The accompanying notes are an integral part of these financial statements.

RP TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009

Investments	Shares	Value
COMMON STOCKS—93.0%
Capital Markets—2.3%
Charles Schwab Corp.	3,332	$57,777
Communications Equipment—13.8%
Cisco Systems, Inc.*	2,399	54,817
CommScope, Inc.*	2,088	56,418
Juniper Networks, Inc.*	2,555	65,178
QUALCOMM, Inc.	2,138	88,535
Research In Motion Ltd.*	1,391	81,693
Total Communications Equipment		346,641
Computers & Peripherals—11.7%
Apple, Inc.*	439	82,751
EMC Corp.*	5,149	84,804
International Business Machines Corp.	575	69,351
NetApp, Inc.*	2,104	56,913
Total Computers & Peripherals		293,819
Construction & Engineering—1.9%
Quanta Services, Inc.*	2,260	47,912
Diversified Financial Services—4.0%
CME Group, Inc.	162	49,023
MSCI, Inc. Class A*	1,688	51,315
Total Diversified Financial Services		100,338
Diversified Telecommunication Services—2.9%
Verizon Communications, Inc.	2,478	73,324
Electric Utilities—1.9%
ITC Holdings Corp.	1,100	48,862
Electronic Equipment, Instruments and Components—2.7%
Dolby Laboratories, Inc.*	1,636	68,614
Health Care Equipment & Supplies—1.9%
Intuitive Surgical, Inc.*	190	46,806
Internet & Catalog Retail—4.8%
Amazon.com, Inc.*	402	47,762
Blue Nile, Inc.*	402	24,140
priceline.com, Inc.*	302	47,653
Total Internet & Catalog Retail		119,555
Internet Software & Services—8.3%
Equinix, Inc.*	747	63,734
Google, Inc. Class A*	152	81,490
WebMD Health Corp.*	1,896	64,578
Total Internet Software & Services		209,802

Investments	Shares	Value
IT Services—8.6%
Accenture PLC Class A	1,006	$37,302
Cognizant Technology Solutions Corp. Class A*	970	37,491
Mastercard, Inc. Class A	310	67,896
Paychex, Inc.	2,582	73,355
Total IT Services		216,044
Media—2.4%
Discovery Communications, Inc. Class A*	2,178	59,895
Professional Services—2.3%
CoStar Group, Inc.*	1,516	58,851
Real Estate Investment Trusts—1.5%
Digital Realty Trust, Inc.	808	36,465
Semiconductors & Semiconductor Equipment—1.2%
Avago Technologies Ltd.*	1,993	29,895
Software—18.3%
Adobe Systems, Inc.*	1,134	37,354
Ariba, Inc.*	3,232	38,202
Concur Technologies, Inc.*	944	33,644
Electronic Arts, Inc.*	3,283	59,882
Intuit, Inc.*	1,754	50,989
MICROS Systems, Inc.*	2,070	55,724
Oracle Corp.	3,598	75,918
Salesforce.com, Inc.*	658	37,341
Solera Holdings, Inc.	2,212	71,271
Total Software		460,325
Wireless Telecommunication Services—2.5%
American Tower Corp. Class A*	1,718	63,257
TOTAL COMMON STOCKS (Cost $2,318,546)		2,338,182
SHORT TERM INVESTMENT—5.1%
Bank Deposit—5.1%
Bank of New York Cash Reserve 0.05% (Cost $127,831)	127,831	127,831
Total Investments—98.1% (Cost $2,446,377)		2,466,013
Other Assets in Excess of Liabilities—1.9%		47,487
Net Assets—100.0%		$2,513,500

* Non–income producing security

The accompanying notes are an integral part of these financial statements.

RP FINANCIALS ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009

Investments	Shares	Value
COMMON STOCKS—96.3%
Capital Markets—31.0%
Bank of New York Mellon Corp.	1,278	$34,071
BlackRock, Inc.	234	50,659
Blackstone Group LP*	3,558	47,748
Charles Schwab Corp.	4,540	78,724
Franklin Resources, Inc.	246	25,739
Goldman Sachs Group, Inc.	504	85,766
Invesco Ltd.	1,696	35,870
Jefferies Group, Inc.*	1,394	36,383
Lazard Ltd. Class A	890	33,598
Morgan Stanley	1,206	38,737
Northern Trust Corp.	1,208	60,702
Och-Ziff Capital Management Group LLC Class A	4,164	50,509
State Street Corp.	877	36,816
Stifel Financial Corp.*	900	46,764
T. Rowe Price Group, Inc.	1,088	53,018
TD Ameritrade Holding Corp.*	3,083	59,502
Total Capital Markets		774,606
Commercial Banks—10.9%
Fifth Third Bancorp	5,030	44,968
First Horizon National Corp.*	1,872	22,146
PNC Financial Services Group, Inc.	1,042	50,996
US Bancorp	3,492	81,084
Wells Fargo & Co.	2,646	72,818
Total Commercial Banks		272,012
Consumer Finance—4.0%
American Express Co.	2,206	76,857
Discover Financial Services	1,566	22,143
Total Consumer Finance		99,000
Diversified Financial Services—12.8%
CME Group, Inc.	246	74,442
Interactive Brokers Group, Inc.*	1,250	20,013
IntercontinentalExchange, Inc.*	526	52,700
JPMorgan Chase & Co.	1,950	81,452
Moody's Corp.	1,802	42,671
MSCI, Inc.*	1,652	50,221
Total Diversified Financial Services		321,499
Insurance—17.3%
ACE Ltd.*	702	36,055
Aflac, Inc.	584	24,230
AON Corp.	910	35,044
Arch Capital Group Ltd.*	550	37,054
Assurant, Inc.	1,166	34,898
Berkshire Hathaway, Inc. Class B*	26	85,358
Chubb Corp.	738	35,808
Fidelity National Financial, Inc. Class A	2,424	32,894
Travelers Companies, Inc.	766	38,139

Investments	Shares	Value
Willis Group Holdings Ltd.	1,326	$35,802
WR Berkley Corp.	1,484	36,684
Total Insurance		431,966
IT Services—12.1%
Alliance Data Systems Corp.*	1,024	56,300
Lender Processing Services, Inc.	968	38,526
MasterCard, Inc. Class A	424	92,865
Visa, Inc. Class A	898	68,032
Western Union Co.	2,596	47,169
Total IT Services		302,892
Real Estate Investment Trusts—6.2%
Annaly Capital Management, Inc.	2,052	34,699
Digital Realty Trust, Inc.	1,098	49,553
Public Storage	654	48,134
Vornado Realty Trust	386	22,990
Total Real Estate Investment Trusts		155,376
Thrifts & Mortgage Finance—2.0%
Hudson City Bancorp, Inc.	1,892	24,861
People's United Financial, Inc.	1,584	25,392
Total Thrifts & Mortgage Finance		50,253
TOTAL COMMON STOCKS (Cost $2,407,175)		2,407,604
SHORT TERM INVESTMENT—3.2%
Bank Deposit—3.2%
Bank of New York Cash Reserve 0.05% (Cost $79,186)	79,186	79,186
Total Investments—99.5% (Cost $2,486,361)		2,486,790
Other Assets in Excess of Liabilities—0.5%		13,577
Net Assets—100.0%		$2,500,367

* Non–income producing security

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2009

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
ASSETS:
Investments, at cost:	$2,804,680	$2,474,498	$2,507,903	$2,446,377	$2,486,361
Investments at value	2,948,116	2,478,375	2,507,302	2,466,013	2,486,790
Cash	48,716	21,987	—	—	—
Receivables:
Capital shares sold	3,087,203	2,559,994	—	—	—
Due from manager	153,807	34,921	34,926	34,924	35,115
Deferred offering costs	44,374	21,743	21,743	21,743	23,897
Investment in securities sold	17,605	112,507	—	43,773	22,119
Dividends and interest receivable	4,016	1,264	1,078	2,964	719
Total Assets	6,303,837	5,230,791	2,565,049	2,569,417	2,568,640
LIABILITIES:
Payables:
Capital shares redeemed	3,087,203	2,559,994	—	—	—
Compliance fees	13,637	2,118	2,118	2,118	2,118
Investment securities purchased	11,535	102,296	—	—	10,005
Advisory fees	1,827	1,070	1,060	1,063	1,067
Trustee fees	2	1,184	1,184	1,184	1,184
Other accrued expenses	155,795	51,554	51,550	51,552	53,899
Total Liabilities	3,269,999	2,718,216	55,912	55,917	68,273
NET ASSETS	$3,033,838	$2,512,575	$2,509,137	$2,513,500	$2,500,367
NET ASSETS CONSIST OF:
Paid-in capital	$2,773,675	$2,497,998	$2,497,998	$2,497,998	$2,497,805
Undistributed net investment income	44,175	2,036	2,093	3,324	1,369
Undistributed (accumulated) net realized gain (loss) on investments	72,552	8,664	9,647	(7,458)	764
Net unrealized appreciation (depreciation) on investments	143,436	3,877	(601)	19,636	429
NET ASSETS	$3,033,838	$2,512,575	$2,509,137	$2,513,500	$2,500,367
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	100,022	100,010	100,010	100,010	100,010
Net asset value, per share	$30.33	$25.12	$25.09	$25.13	$25.00

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2009

	Grail American Beacon Large Cap Value ETF*	RP Growth ETF**	RP Focused Large Cap Growth ETF**	RP Technology ETF**	RP Financials ETF**
INVESTMENT INCOME:
Dividends and interest income	$38,500	$1,688	$1,727	$2,964	$823
EXPENSES:
Organizational and offering fees	60,909	2,252	2,252	2,252	2,445
Professional fees	44,836	23,957	23,954	23,955	23,956
Trustees fees	30,001	1,183	1,183	1,183	1,183
Compliance fees	13,637	2,117	2,117	2,117	2,117
Shareholder reporting fees	12,005	3,688	3,688	3,688	3,688
Insurance fees	10,618	379	379	379	379
Administration fees	8,369	771	771	771	771
Advisory fees	7,983	1,070	1,060	1,063	1,067
Exchange listing fees	3,967	658	658	658	658
Transfer agent fees	744	123	123	123	123
Custody fees	80	627	627	627	627
Total Expenses	193,149	36,825	36,812	36,816	37,014
Less expense waivers/ reimbursements	(180,536)	(34,921)	(34,926)	(34,924)	(35,115)
Net Expenses	12,613	1,904	1,886	1,892	1,899
Net Investment Income (Loss)	25,887	(216)	(159)	1,072	(1,076)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	$71,176	$8,664	$9,647	$(7,458)	$764
Net realized gain on in-kind redemptions	400,766	—	—	—	—
Total realized gain (loss)	471,942	8,664	9,647	(7,458)	764
Net unrealized appreciation (depreciation) on investments	143,436	3,877	(601)	19,636	429
Net realized and unrealized gain on investments	615,378	12,541	9,046	12,178	1,193
Net increase in net assets resulting from operations	$641,265	$12,325	$8,887	$13,250	$117

* Commencement of operations was May 1, 2009.

** Commencement of operations was October 2, 2009.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
	For the Period May 1, 2009* Through October 31, 2009	For the Period October 2, 2009* Through October 31, 2009	For the Period October 2, 2009* Through October 31, 2009	For the Period October 2, 2009* Through October 31, 2009	For the Period October 2, 2009* Through October 31, 2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,887	$(216)	$(159)	$1,072	$(1,076)
Net realized gain (loss) on investments	471,942	8,664	9,647	(7,458)	764
Net unrealized appreciation (depreciation) on investments	143,436	3,877	(601)	19,636	429
Net increase in net assets resulting from operations	641,265	12,325	8,887	13,250	117
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	94,010,886	6,386,757	2,500,000	2,500,000	3,828,767
Cost of shares redeemed	(91,717,313)	(3,886,757)	—	—	(1,328,767)
Net increase in net assets resulting from shareholder transactions	2,293,573	2,500,000	2,500,000	2,500,000	2,500,000
Increase in net assets	2,934,838	2,512,325	2,508,887	2,513,250	2,500,117
NET ASSETS:
Beginning of period	99,000	250	250	250	250
End of period	$3,033,838	$2,512,575	$2,509,137	$2,513,500	$2,500,367
Including undistributed net investment income as follows:	$44,175	$2,036	$2,093	$3,324	$1,369
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,960	10	10	10	10
Shares sold	3,250,000	250,000	100,000	100,000	150,000
Shares redeemed	(3,153,938)	(150,000)	—	—	(50,000)
Shares outstanding, end of period	100,022	100,010	100,010	100,010	100,010

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
OCTOBER 31, 2009

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
	For the Period May 1, 2009[1] Through October 31, 2009	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00	$25.00
Net investment income (loss)[2]	0.22	—[3]	—[3]	0.01	(0.01)
Net realized and unrealized gain on investments	5.11	0.12	0.09	0.12	0.01
Total gain from investment operations	5.33	0.12	0.09	0.13	—
Net asset value, end of period	$30.33	$25.12	$25.09	$25.13	$25.00
Total Return at NAV[4]	21.32%	0.48%	0.36%	0.52%	0.00%
Total Return at Market[4]	21.12%	0.56%	0.64%	0.68%	0.04%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,034	$2,513	$2,509	$2,514	$2,500
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.79%	0.89%	0.89%	0.89%	0.89%
Expenses, prior to expense waivers[5]	12.10%	17.21%	17.36%	17.32%	17.35%
Net investment income, net of waivers[5]	1.62%	(0.10)%	(0.08)%	0.50%	(0.50)%
Portfolio turnover rate[6]	18.41%	10.93%	5.67%	6.88%	1.48%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Less than $0.005 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The market price is a mean of bid and ask prices at end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2009

1. ORGANIZATION

Grail Advisors ETF Trust (the "Trust") was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of five active funds (collectively, the "Funds" or "ETFs" and each individually, a "Fund" or an "ETF"): the Grail American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF. Operations commenced on May 1, 2009 for the Grail American Beacon Large Cap Value ETF and October 2, 2009 for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF.

The Grail American Beacon Large Cap Value ETF seeks long-term capital appreciation by investing at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts ("ADRs"), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC ("RP"), the Fund's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research-driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term, and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies of any market capitalization and in any industry. The Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc. ("Wedgewood"), the Fund's sub-adviser, believes have above-average growth prospects. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies. The Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

RP Technology ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that develop, produce or distribute technology-related products and services. The Fund will invest in companies both within and outside the technology sector (the technology sector is narrower than what RP, as the Fund's sub-adviser, considers to be technology-related businesses) and the Fund will invest in companies whose value, in RP's view, derive from embracing technological innovation. These companies are not limited to the technology industry, and may include companies in sectors such as industrial and business machines; communications; computer hardware and software; computer services and peripheral products; electronics; electronic media; internet; television and video equipment and services; satellite technology and equipment; and semiconductors.

RP Financials ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of financial services companies. The Fund considers financial services companies to be those companies that derive a significant portion of their revenues from any aspect of the financial services industry, including, but not limited to, banking, lending, brokerage, exchanges, insurance, and money management, as well as real estate investment trusts ("REITs").

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board"). The net asset value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily based on the effective interest method. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of the securities. Changes in foreign currency exchange rates may affect the value of dividends earned.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Distributions to Shareholders

Each Fund pays out dividends from its net investment income to shareholders annually. Each Fund distributes its net capital gains, if any, annually. Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gains distributions."

Indemnification

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund's property for all loss and expense of a Fund's shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

Grail Advisors, LLC (the "Manager") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Manager receives a management fee based

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

on a percentage of average daily net assets of each Fund. Out of the management fee, the Manager pays all fees and expenses of the Sub-Advisers. Each Fund is responsible for the payment of all other expenses associated with the operations, including, but not limited to: brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, each Fund pays the Manager an annualized fee of 0.65% (0.50% in the case of Grail American Beacon Large Cap Value ETF), based upon each Fund's average daily net assets.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the Grail American Beacon Large Cap Value ETF from exceeding 0.79% ("Expense Cap"), based upon the Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least May 1, 2010.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF from exceeding 0.89% ("Expense Cap"), based upon each Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least August 31, 2010.

The Manager may recoup fees waived or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

For the period ended October 31, 2009, the Manager waived the following fees and/or reimbursed the following expenses, which are all available to be recouped until October 31, 2012:

Fund	Fees Waived and/ or Reimbursed
Grail American Beacon Large Cap Value ETF	$218,036	*
RP Growth ETF	34,921
RP Focused Large Cap Growth ETF	34,926
RP Technology ETF	34,924
RP Financials ETF	35,115

* Includes $37,500 of expenses waived prior to fund inception.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

American Beacon Advisors, Inc. ("ABA") acts as primary sub-adviser of the Grail American Beacon Large Cap Value ETF. ABA evaluates investment sub-advisers (subject to requisite approvals), recommends to the Manager allocations of assets among investment sub-advisers, monitors the investment sub-advisers' investment programs and results, and invests the portion of ETF assets that the investment sub-advisers determine should be allocated to high quality short-term debt obligations. Pursuant to a Primary Investment Sub-Advisory Agreement between the Manager and ABA, ABA receives fees from the Manager to provide the services described above. These fees are paid by the Manager out of the advisory fees it receives from the Fund; they are not separately paid by the Fund.

The Grail American Beacon Large Cap Value ETF's assets are allocated among three investment sub-advisers: Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Metropolitan West Capital Management, LLC. With respect to any assets allocated to it, each investment sub-adviser has discretion to purchase and sell securities in accordance with the Fund's objectives, policies, restrictions and more specific policies provided by the Manager or ABA. Pursuant to an Investment Sub-Advisory Agreement among the Manager, ABA and the investment sub-adviser, each investment sub-adviser receives fees from ABA to provide day-to-day investment advisory services to the Fund. These fees are paid out of the advisory fees the Manager receives from the Fund; they are not separately paid by the Fund.

RP acts as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF, RP Technology ETF and RP Financials ETF. Wedgewood serves as sub-adviser of the RP Focused Large Cap Growth ETF. Pursuant to Sub-Advisory Agreements between the Manager and RP (with respect to the RP Growth ETF, RP Technology ETF and RP Financials ETF) and among the Manager, RP and Wedgewood (with respect to the RP Focused Large Cap Growth ETF) the Sub-Advisers will be responsible for the day-to-day management of their respective Funds, subject to the supervision of the Manager and the oversight of the Board. In this regard, the Sub-Advisers will be responsible for implementing the investment strategy for each Fund. The Sub-Advisers may waive all or a portion of their respective fees.

The Bank of New York Mellon Corp. serves as the Administrator, Custodian and Fund Accounting and Transfer Agent for each Fund.

4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation Units." A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed may be applicable to each creation or redemption transaction.

5. FAIR VALUE MEASUREMENT

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds' investments. These inputs are summarized in the three broad levels as follows:

Level 1—Quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments at October 31, 2009:

	Grail American Beacon Large Cap Value ETF	RP Growth ETF
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1—Quoted Prices
Common Stocks	$2,948,116	$2,478,375
Total	$2,948,116	$2,478,375
	RP Focused Large Cap Growth ETF	RP Technology ETF
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1—Quoted Prices
Common Stocks	$2,275,541	$2,338,182
Money Market Fund	231,761	127,831
Total	$2,507,302	$2,466,013

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

RP Financials ETF
Valuation Inputs	Investments in Securities
Level 1—Quoted Prices
Common Stocks	$2,407,604
Money Market Fund	79,186
Total	$2,486,790

The Funds did not hold any Level 2 or Level 3 securities during the period reported.

6. INVESTMENT TRANSACTIONS

During the period ended October 31, 2009, the aggregate purchases and sales of investments (excluding short-term investments, and in-kind transactions) were:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$3,042,130	$603,037
RP Growth ETF	2,736,732	270,898
RP Focused Large Cap Growth ETF	2,395,500	129,005
RP Technology ETF	2,486,967	160,963
RP Financials ETF	2,441,965	35,553

For the period ended October 31, 2009, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$2,833,464	$2,939,711
RP Growth ETF	—	—
RP Focused Large Cap Growth ETF	—	—
RP Technology ETF	—	—
RP Financials ETF	—	—

7. FEDERAL INCOME TAX

Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

At October 31, 2009, the cost of investments and aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Grail American Beacon Large Cap Value ETF	$2,804,848	$179,626	$(36,358)	$143,268
RP Growth ETF	2,474,498	71,485	(67,608)	3,877
RP Focused Large Cap Growth ETF	2,507,903	52,981	(53,582)	(601)
RP Technology ETF	2,446,377	65,528	(45,892)	19,636
RP Financials ETF	2,486,361	68,509	(68,080)	429

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2009, the Funds did not have a liability for any unrecognized tax benefits.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. At October 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Grail American Beacon Large Cap Value ETF	$116,895	$—	$143,268	$260,163
RP Growth ETF	10,700	—	3,877	14,577
RP Focused Large Cap Growth ETF	11,740	—	(601)	11,139
RP Technology ETF	3,324	(7,458)	19,636	15,502
RP Financials ETF	2,133	—	429	2,562

At October 31, 2009, the Fund listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

gain distributions are expected to be paid to shareholders of this Fund until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	RP Technology ETF	RP Financials ETF
2017	$—	$—	$—	$7,458	$—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At October 31, 2009, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized (Loss) on Investments	Paid-in Capital
Grail American Beacon Large Cap Value ETF	$18,288	$(399,390)	$381,102
RP Growth ETF	2,252	—	(2,252)
RP Focused Large Cap Growth ETF	2,252	—	(2,252)
RP Technology ETF	2,252	—	(2,252)
RP Financials ETF	2,445	—	(2,445)

8. RISK

Foreign Investing Risk—Foreign investing, including investments in ADRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) social, political and financial instability; (3) less liquidity; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) less availability of information for an investment sub-adviser to determine a company's financial condition.

Industry Concentration Risk—Certain Funds may focus their investments in a particular industry or group of industries. Securities of companies in the same industry or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The ETF's

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2009

investments in multiple companies in a particular industry increase the ETF's exposure to risks of the particular industry and may increase the ETF's volatility.

9. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through December 24, 2009.

On December 23, 2009, certain Funds declared income distributions with an ex-date of December 24, 2009 and payable date of December 31, 2009. The income distributions per share for each Fund were as follows:

Fund	Income Distribution Per Share
Grail American Beacon Large Cap Value ETF	$1.66573
RP Growth ETF	0.14354
RP Focused Large Cap Growth ETF	0.13381
RP Technology ETF	0.03324
RP Financials ETF	0.05886

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Board of Trustees and Shareholders of
Grail Advisors ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Grail Advisors American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF, and RP Financials ETF, (collectively, the "Funds"), five of the Funds constituting the Grail Advisors ETF Trust, as of October 31, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period May 1, 2009 (inception date) to October 31, 2009 for the Grail Advisors American Beacon Large Cap Value ETF and for the period October 2, 2009 (inception date) to October 31, 2009 for the RP Growth ETF, RP Focused Large Cap Growth ETF, RP Technology ETF and RP Financials ETF. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Grail Advisors ETF Trust as of October 31, 2009, and the results of their operations, changes in net assets and financial highlights for the periods indicated in the first paragraph above, in conformity with U.S generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania
December 24, 2009

BOARD REVIEW AND APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

The Board ("Board") of Trustees of Grail Advisors ETF Trust (the "Trust"), including those Trustees who are neither "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust ("Independent Trustees") nor parties to the Agreements (as defined below) or interested persons of such parties, unanimously approved the Investment Management Agreement with Grail Advisors, LLC ("Grail" or the "Manager") (the "Management Agreement"), the Primary Investment Sub-Advisory Agreements between the Manager and each of American Beacon Advisors, Inc. ("ABA" or "Sub-Adviser") and RiverPark Advisors, LLC ("RiverPark" or "Sub-Adviser") (each, a "Primary Sub-Advisory Agreement") and the Investment Sub-Advisory Agreements with the investment sub-advisers (each, a "Sub-Adviser" and together with ABA and RiverPark, the "Sub-Advisers") (each, a "Sub-Advisory Agreement," and together with the Management Agreement and Primary Sub-Advisory Agreements, the "Agreements") as shown in the table below.

Fund	Agreements Approved by the Trust's Board of Trustees with respect to a Fund
Grail American Beacon Large Cap Value ETF ("ABA Large Cap Value ETF")	Management Agreement with Grail

Primary Sub-Advisory Agreement between Grail and ABA

Sub-Advisory Agreement among Grail, ABA and Brandywine Global Investment Management, LLC

Sub-Advisory Agreement among Grail, ABA and Hotchkis and Wiley Capital Management

Sub-Advisory Agreement among Grail, ABA and Metropolitan West Capital Management

RP Growth ETF	Management Agreement with Grail

Sub-Advisory Agreement between Grail and RiverPark

RP Focused Large Cap Growth ETF ("RP Focused ETF")	Management Agreement with Grail

Primary Sub-Advisory Agreement between Grail and RiverPark

Sub-Advisory Agreement among Grail, RiverPark and Wedgewood Partners, Inc. ("Wedgewood")

RP Technology ETF	Management Agreement with Grail

Sub-Advisory Agreement between Grail and RiverPark

RP Financials ETF	Management Agreement with Grail

Sub-Advisory Agreement between Grail and RiverPark

With respect to the ABA Large Cap Value ETF, the Board considered the approval of Agreements at a meeting on March 18, 2009 and, with respect to the RP Growth ETF, RP Focused ETF, RP Technology ETF and RP Financials ETF (the "RP Funds" and,

together with the ABA Large Cap Value ETF, the "Funds"), the Board considered the approval of Agreements at a meeting on June 16, 2009. In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Fund. The Board further considered factors it deemed relevant with respect to each Fund, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Fund by the Manager and the Sub-Adviser(s); (2) the personnel and operations of the Manager and the Sub-Adviser(s); (3) the financial condition of the Manager and the Sub-Adviser(s); (4) where available, the performance of a comparable fund or similar investment strategy managed by the Sub-Adviser(s); (5) the level and method of computing the Fund's proposed management and subadvisory fees and expense ratios; (6) the costs of the services to be provided and anticipated profits to be realized by the Manager and, where available, the Sub-adviser(s) from its relationship with the Fund; (7) the anticipated effect of growth and size on the Fund's expenses; and (8) any "fall out" benefits to be realized by the Manager, the Sub-Adviser(s) and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Sub-Adviser(s) and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have contributed different weight to each factor. At the time that the Board considered the Agreements with respect to each Fund, it noted that the Fund had not yet announced operations and accordingly, primarily reviewed the services to be provided under the relevant Agreements, the proposed fee rates and overall anticipated Fund expenses.

In connection with its deliberations, the Board, among other things, received information in advance of and during the meetings from the Manager and Sub-Advisers regarding the factors set forth above, and met with and interviewed representatives of the Manager and certain Sub-Advisers during the meetings to discuss the Agreements. The Trustees also received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees met in executive session during the meetings to review and discuss the information provided.

While the Agreements for certain Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving the relevant Agreements with respect to each Fund, the Board, including the Independent Trustees, determined that the proposed management and subadvisory fee structure was fair and reasonable and that approval of each Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some of the primary factors relevant to the Board's decision.

Nature, Quality and Extent of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by the Manager and the Sub-Advisers to the Funds. In this connection, the Board considered the responsibilities of the Manager and each Sub-Adviser to each Fund. With respect to the Manager, the Board considered that the Manager had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Manager would be responsible for providing investment management services to each Fund, contracting with investment sub-advisers for portfolio management services for each Fund, monitoring (through ABA with respect to the ABA Large Cap Value ETF and through RiverPark with respect to the RP Focused ETF) a Sub-Adviser's compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services to be provided by the Manager in the oversight of the Trust's administrator, transfer agent and custodian as well as the financial stability of the Manger and its ability to honor any contractual fee waivers.

With respect to ABA regarding the ABA Large Cap Value ETF and RiverPark regarding the RP Focused ETF, the Board considered that each of ABA and RiverPark would be responsible for monitoring and overseeing the investment programs of the relevant Sub-Adviser(s) (other than itself), including advising the Manager as to the performance of the Sub-Adviser(s) as well as making recommendations as to the allocation of assets of the relevant Fund among its Sub-Advisers (if applicable), whether any Sub-Adviser(s) should be replaced and whether a new sub-adviser should be considered for an allocation of Fund assets. With respect to the Sub-Advisers (excluding ABA and including RiverPark with respect to the RP Growth, RP Technology and RP Financials ETFs), the Board considered that each Sub-Adviser would be responsible for making investment decisions on behalf of the relevant Fund and performing certain limited administrative functions. The Board also considered, where applicable, each Sub-Adviser's experience in serving as an investment adviser for other funds, including those similar to the relevant Fund, as well as each Sub-Adviser's operational capabilities and financial condition. In addition, the Board reviewed information regarding each Sub-Adviser's investment process, the background of the personnel of each Sub-Adviser who would provide services to the relevant Fund, including the portfolio managers, and the general method of compensation for the portfolio managers.

Based on their review and other considerations, the Board determined, in the exercise of its business judgment, that it was satisfied with the nature and quality of the services to be provided under the Agreements.

Performance. The Board noted that, as each Fund had not yet commenced investment operations at the time of the relevant meeting, it had no investment performance. The Board also noted that the Manager had recently commenced operations and that its sole business was to provide services to the Trust. The Board further noted that RiverPark had also recently commenced operations. With respect to the ABA Large Cap Value ETF, the Board considered the long-term investment performance of a mutual fund advised by ABA that has a substantially similar investment objective as the ABA Large Cap Value ETF and for which ABA provides substantially similar investment services. In this connection, the Board noted the favorable long-term performance of the fund as compared to a relevant benchmark. With respect to the RP Focused ETF, the Board considered the short-, medium- and long-term performance of Wedgewood in managing an investment strategy substantially similar to that to be employed on behalf of the Fund. In this connection, the Board noted the favorable performance of Wedgewood as compared to the applicable benchmark. Based on its review, the Board determined, in its business judgment, that engaging the Manager and each Sub-Adviser could benefit the relevant Fund and its shareholders.

Comparative Fees and Expenses. In considering the proposed management and subadvisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Manager and each Sub-Adviser, respectively. With respect to the proposed management fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to mutual funds with comparable strategies as well as other index-based and actively managed exchange-traded funds ("ETFs"). The Board noted that the Manager did not manage any comparable funds and that the Funds were among the first of their kind—actively-managed ETFs using traditional active management strategies—and thus, it was difficult to compare a Fund's proposed management fee and estimated expenses with the fees and expenses of mutual funds and other ETFs. The Board noted the Manager's representation, however, that the proposed management fees and expenses were generally higher than those of index-based ETFs, but generally lower than those of mutual funds with comparable strategies. In this connection, the Board observed, with respect to the ABA Large Cap Value ETF, that each of the proposed management fee and estimated expense ratio was lower than that of a comparable mutual fund. The Board also observed, with respect to the RP Funds, that the estimated expense ratio of each Fund was lower than the relevant median expense ratio for mutual funds with a similar investment strategy (as determined by Strategic Insight Simfund). In addition, with respect to each Fund, the Board observed that the proposed management fee was lower than, and the estimated expense ratio was comparable to, the management fees and expense ratios of other actively managed ETFs with different investment strategies.

The Board reviewed the method of computing the proposed management and subadvisory fees and noted that the Manager, not the Funds, would be responsible for paying the subadvisory fees to the Sub-Advisers. With respect to the Subadvisory Agreements, the Board also reviewed the advisory fees charged by each Sub-adviser (as applicable) to provide advisory services for other funds and investment vehicles. The Board then noted that the proposed subadvisory fee rates for the ABA Large Cap Growth ETF (other than the rate to be paid to ABA) included breakpoints, which would reduce the subadvisory fees as the assets of the ABA Large Cap Growth ETF increase and that these breakpoint levels would take into account all of the assets (including proprietary and other accounts) allocated to the relevant Sub-Advisers by or through ABA. The Board also considered each Fund's anticipated expense ratio and noted that the Manager had agreed to waive all or a portion of its management fee and make payments so that each Fund's expense ratio (excluding certain enumerated expenses) did not exceed a certain level. The Board further noted that, with respect to the Funds for which RiverPark would provide subadvisory services, RiverPark had agreed to assist the Manager in maintaining these expense limits by waiving an amount of its subadvisory fees under certain circumstances. Based on these and other considerations, the Board, in the exercise of its business judgment, determined that the fees and expenses of each Fund would be fair and reasonable.

Costs and Profitability. The Board then considered the estimated profits to be realized by the Manager and, where available, the Sub-Advisers in connection with providing services to the Funds. The Board noted that since each Fund had not yet launched at the time of the relevant meeting, it was difficult to estimate how profitable the Fund would be to the Manager or Sub-adviser(s). The Board, however, reviewed estimated profit and loss information provided by the Manager and certain Sub-advisers with respect to the Funds. In this connection, the Board also noted the Manager's representation of its long-term commitment to the success of the Funds and its undertaking to make payments or waive all or a portion of its management fee so that each Fund's expense ratio (excluding certain enumerated expenses) did not exceed a certain level. The Board also considered, with respect to the Funds for which RiverPark would provide subadvisory services, RiverPark's agreement to assist the Manager in maintaining these expense limits. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Manager would agree to pay in accordance with the Management Agreement. Under the totality of the circumstances, the Board concluded in the exercise of its business judgment that the estimated profits to be realized by the Manager and the Sub-adviser(s) (as applicable) with respect to each Fund would not be excessive in view of the nature, extent and quality of the services to be provided.

Other Benefits. The Board then considered the extent to which the Manager, Sub-Advisers and their affiliates might derive ancillary benefits from Fund operations. For example, each Sub-Adviser, through its position as a sub-adviser to a Fund, may engage in soft dollar transactions. In this connection, the Board received information (as applicable) regarding each Sub-Adviser's procedures for executing portfolio transactions for the relevant Fund (or its portion thereof) and each Sub-Adviser's policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Agreements.

Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed management and subadvisory fees for each Fund (except for certain proposed subadvisory fees for the ABA Large Cap Value ETF) do not include breakpoints. With respect to the ABA Large Cap Value ETF, the Board noted, however, that the proposed subadvisory fees (other than those to be paid to ABA) include breakpoints and observed that the Manager is assuming a certain amount of risk in this regard because such breakpoints may rise or fall while the Manager's fee would remain stable; thus, any increase in fees based on a subadvisory fee breakpoint schedule would effectively be paid by the Manager. Based on these and other considerations, including that each Fund was newly organized, the Board generally concluded that it was premature to consider economies of scale.

TRUSTEES AND OFFICERS OF THE GRAIL ADVISORS ETF TRUST

Name, Address(1), Age	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Complex(3) Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Bradford K. Gallagher Age: 65	Chairman of the Board	Since 2009	Founder, Spyglass Investments LLC (a private investment vehicle) (since 2001).	5	Trustee, The Common Fund (since 2005); Trustee, Nicholas Applegate Institutional Funds (since 2007); Director, Shielding Technology Inc. (since 2006).

Charles H. Salisbury, Jr. Age: 68	Trustee	Since 2009	Private investor.	5	Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal Age: 62	Trustee	Since 2009	Self-employed consultant (since 2003).	5	Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).

Interested Trustee

William M. Thomas Age: 46(4)	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	5	None

Officers

Name, Address, Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Chester G. Chappell Age: 44	Assistant Secretary	Since 2008	Head of Distribution, Grail Advisors, LLC (since 2008); Vice President, National Sales Manager, Charles Schwab (2003-2008).

Bryan M. Hiser Age: 36	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).

(1) Each Trustee or Officer may be contacted by writing to the Trustee or Officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, CA 94111. The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

(2) Each Trustee holds office for an indefinite term.

(3) The Trust Complex currently consists of five ETFs.

(4) Mr. Thomas is considered an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, by virtue of his position with Grail Advisors, LLC, the Funds' Manager.

SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (415) 677-5870. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

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Investment Adviser

Grail Advisors, LLC
One Ferry Building
Suite 255
San Francisco, CA 94111

Sub-Advisers

American Beacon Advisors, Inc.
4151 Amon Carter Boulevard
Fort Worth, TX 76155

RiverPark Advisors, LLC
156 West 56th Street
17th Floor
New York, NY 10019

Wedgewood Partners Inc.
9909 Clayton Road
Suite 103
St. Louis, MO 63124

Brandywine Global Investment Management, LLC
2929 Arch Street
8th Floor
Philadelphia, PA 19104

Hotchkis and Wiley Capital Managenent, LLC
725 South Figueroa Street
39th Floor
Los Angeles, CA 90017

Metropolitan West Capital Management, LLC
610 Newport Center Drive
Suite 1000
Newport Beach, CA 92660

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust
c/o Grail Advisors, LLC
One Ferry Building, Suite 255
San Francisco, CA 94111

Visit: www.grailadvisors.com

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions (“Code of Ethics”).

b). Not Applicable

c). There has been no amendment to the Code of Ethics during the fiscal year ending October 31, 2009 (“reporting period”).

d). Registrant granted no waivers from the provisions of the Code of Ethics during the reporting period.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has one audit committee financial expert, as that term is defined under Items 3(b) and 3(c), serving on its audit committee. That Audit Committee member, Dennis G. Schmal, is an independent Trustee, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a)-(d) are for the five funds of the Registrant that had a fiscal year ending October 31, 2009 and whose financial statements are reported in Item 1.

a).                                   Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2009:	$85,000
2008:	N/A

b).                                  Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2009:	$0
2008:	N/A

c).                                   Tax Fees: the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2009:	$25,000
2008:	N/A

d).                                  All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2009:	$0
2008:	N/A

e)                                      Audit Committee Pre-Approval Policies and Procedures.

(i)            Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves the principal accountant’s provision of all of Audit, Audit-Related, Tax and Other Services to the Registrant, the Advisor and its affiliates, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)           100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)                                    Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)                                 The aggregate non-audit fees billed by the accountant for services rendered to the Registrant, the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for the last two fiscal years is as following:

2009:	$0
2008:	N/A

(h)                                 Not Applicable

Item 5.  Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Bradford K. Gallagher, Charles H. Salisbury, Jr. and Dennis G. Schmal, are members of Audit Committee.

(b) Not Applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”)) as of a date within 90 days of the filing of this report, the Principal Executive Officer and Principal Financial Officer have concluded that these controls and procedures are effective.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the reporting period that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Grail Advisors ETF Trust

By:	/s/ William M. Thomas

William M. Thomas, Chief Executive Officer

Date:	December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	Grail Advisors ETF Trust

By:	/s/ William M. Thomas

William M. Thomas, Chief Executive Officer

Date:	December 24, 2009

By:	/s/ Bryan M. Hiser

Bryan M. Hiser, Chief Financial Officer

Date:	December 24, 2009